ACQUISITIONS (Details 1)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Business Combinations [Abstract]
Total revenue	$ 2,455,210
Total expenses	5,593,061
Net loss attributable to common shareholders	$ (3,137,851)
Basic net loss per share | $ / shares	$ (.07)
Diluted net loss per share | $ / shares	$ (0.07)